Segment information - Reconciliations of consolidated profit before taxes (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Sales and revenue by geographic region
Consolidated profit before tax	$ 3,026	$ 3,127	$ 2,818	$ 2,570	$ 3,243	$ 3,098	$ 3,500	$ 3,532	$ 11,541	$ 13,373
Cost centers	(11)	6	(10)	4	(8)	(5)	(2)	14	(11)	(1)
Corporate costs	(274)	(308)	(211)	(213)	(207)	(205)	(276)	(201)	(1,006)	(889)
Timing	27	(119)	(76)	(7)	121	(3)	82	(67)	(175)	133
Restructuring costs	(319)	(37)	(56)	(33)	(37)	(70)	(258)	6	(445)	(359)
Methodology differences:
Inventory/cost of sales	41	56	(21)	(27)	17	13	9	(6)	49	33
Postretirement benefit income (expense)	301	(63)	(67)	14	173	(51)	1	(56)	185	67
Stock-based compensation expense	(34)	(66)	(85)	(45)	(52)	(52)	(75)	(44)	(230)	(223)
Financing costs	(12)	(54)	(68)	(46)	(15)	(42)	(41)	(28)	(180)	(126)
Currency	50	18	(95)	(54)	116	(79)	21	87	(81)	145
Goodwill impairment charge	0	0	0	0	0	0	0	0	0	0
Other income/expense methodology differences	(153)	(89)	(86)	(142)	(156)	(166)	(168)	(250)	(470)	(740)
Other methodology differences	(101)	(6)	(16)	(12)	(8)	(14)	(25)	(34)	(135)	(81)
Segments Excluding All Other Segments
Sales and revenue by geographic region
Consolidated profit before tax	3,494	3,795	3,609	3,150	3,288	3,785	4,212	4,086	14,048	15,371
All Other Segment
Sales and revenue by geographic region
Consolidated profit before tax	$ 17	$ (6)	$ 0	$ (19)	$ 11	$ (13)	$ 20	$ 25	$ (8)	$ 43